Finance income and expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Finance income [Abstract]
Finance income on cash, cash equivalents and other financial assets	$ 522	$ 0	$ 1,080	$ 0
Gain on cash equivalents and other financial assets at fair value through profit and loss ("FVTPL")	1,081	1,089	2,138	1,554
Interest income under effective interest rate method at fair value through other comprehensive income ("FVOCI")	952	1,033	2,007	2,057
Finance income	2,555	2,122	5,225	3,611
Finance expense [Abstract]
Finance expense on investments	(165)	(163)	(331)	(316)
Finance expense on lease liability	(13)	(16)	(26)	(34)
Finance expense	$ (178)	$ (179)	$ (357)	$ (350)